Debt - Warrants Measurement Inputs (Details) - Lender Warrants $ in Thousands	Dec. 31, 2022 USD ($) $ / shares year
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated Fair Value of Warrants | $	$ 6,104
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	11.50
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.3300
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0297
Expected Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | year	10